Long-Term Debt, Net - Summary Of Future Maturities Of Total Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
2023/2024		$ 2,973
2024/2025		3,171
2025/2026		3,308
2026/2027		3,007
Thereafter		16,225
Total debt, gross		28,684
Southern Airways Corporation
Short-Term Debt [Line Items]
Remainder of 2023	$ 1,631
2023/2024	5,591
2024/2025	3,252
2025/2026	2,946
2026/2027	12,934
Thereafter	2,360
Total debt, gross	$ 28,714	$ 28,684	$ 8,953